Investments in associates (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2021			2020
Million US dollar	AB InBev Efes	Castel	Efes	AB InBev Efes	Castel	Efes
Balance at 1 January	1 135	3 566	391	1 132	3 239	451

Effect of movements in foreign exchange	—	(246)	(159)	—	270	(92)
Dividends received	—	(36)	(67)	—	(19)	—
Share of results of associates	7	116	35	3	76	32

Balance at 31 December	1 143	3 400	201	1 135	3 566	391

Summarized Financial Information of the Company's Material Associates
Summarized financial information of the company’s material associates is as follows:

	2021			2020
Million US dollar	AB InBev Efes	Castel	Efes	AB InBev Efes	Castel	Efes
Current assets	385	3 016	1 500	351	4 048	2 156
Non-current assets	624	3 923	3 157	603	3 775	4 642
Current liabilities	(693)	(1 774)	(1 259)	(591)	(1 531)	(1 639)
Non-current liabilities	(42)	(499)	(1 218)	(75)	(671)	(1 852)
Non-controlling interests	—	(543)	(1 128)	—	(687)	(1 627)

Net assets 1	274	4 124	1 053	288	4 934	1 679

Revenue	1 393	5 017	3 781	1 276	4 879	3 847
Profit (loss)	1	741	275	(20)	700	224
Other comprehensive income (loss)	—	(295)	241	—	(134)	392
Total comprehensive income (loss)	1	447	516	(20)	566	617